Putnam Investments

One Post Office Square

Boston, MA 02109

December 1, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Funds Trust (The “Trust” Reg. Nos. (333-515) (811-07513)), on behalf of Putnam Low Volatility Equity Fund, Putnam Short Duration Income Fund, Putnam Short Term Investment Fund and Putnam Strategic Volatility Equity Fund series (The “Funds”) Post-Effective Amendment No. 247 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 247 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 25, 2016.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 12577.

Very truly yours,

PUTNAM FUNDS TRUST

On behalf of

Putnam Low Volatility Equity Fund,

Putnam Short Duration Income Fund

Putnam Short Term Investment Fund and

Putnam Strategic Volatility Equity Fund

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP